Debt (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Debt

The note payable balance as of December 31, 2020 and 2019 is as follows:

	2020	2019
Note payable with financial institution, maturing May 2024	$53,198,795	$61,500,000
Less current portion	(14,865,487)	(8,301,164)
Long-term portion	38,333,308	53,198,836
Less unamortized portion of loan costs	(1,662,628)	(2,150,617)
	$36,670,680	$51,048,219